Intangible Assets, Net	12 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets consist of the following:

	June 30, 2023	June 30, 2022
Copyrights of online education academy courses	$16,600,000	$32,198,770
Less: Accumulated amortization	(2,633,917)	(6,631,812)
Intangible assets, net	$13,966,083	$25,566,958

Amortization expense was $5,843,813, $4,450,895, and $2,180,917 for the years ended June 30, 2023, 2022 and 2021, respectively.